UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

Glenville, NY 12302

(Address of principal executive offices)

 (Zip code)

Electric City Funds, Inc.

1292 Gower Road

Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Electric City Value Fund

BANK OF AMERICA CORPORATION

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 10/10/2008	Meeting Date: 12/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A proposal to approve the issuance of shares of Bank of America common stock as contemplated by the agreement and plan of merger, dated as of September 15, 2008, by and between Merrill Lynch & Co., and Bank of America Corporation, as such agreement may be amended from time to time.	For	Issuer	For	With
2	A proposal to approve an amendment to the 2003 Key Associate Stock Plan, as amended and restated.	For	Issuer	For	With
3	A proposal to adopt an amendment to the Bank of America amended and restated Certificate of Incorporation to increase the number of authorized shares of Bank of America common stock from 7.5 billion to 10 billion.	For	Issuer	For	With
4	A proposal to approve the adjournment of the special meeting, if necessary or appropriate to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the foregoing proposals.	For	Issuer	For	With

DECORATOR INDUSTRIES, INC.

Ticker Symbol:DII	Cusip Number:243631207
Record Date: 4/13/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Vote: 1: Joseph N. Ellis; 2: Ellen Downey	For	Issuer	For	With

LANDEC CORPORATION

Ticker Symbol:LNDC	Cusip Number:514766104
Record Date: 8/18/2007	Meeting Date: 10/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors: 01 - Frederick Frank; 02 - Stephen E. Halprin; 03 - R.S. Schneider PH.D.; 04 - Kenneth E. Jones.	For	Issuer	For	With
2	To rafity the appoint of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending May 31, 2009.	For	Issuer	For	With
3	To authorize and approve a change of the company's domicile from California to Delaware effected by the merger of the company, a California Corporation, with and into Landec Corporation, a newly formed wholly-owned subsidiary of the company incorporated under the Delaware General Corporation Law for the purpose of effecting the change of domicile.	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/5/2008	Meeting Date: 11/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: Steven A. Ballmer	For	Issuer	For	With
10	Approval of material terms of performance criteria under the Executive Officer Incentive Plan.	For	Issuer	For	With
11	Approval of amendments to the 1999 stock option plan for non-employee directors.	For	Issuer	For	With
12	Ratification of the selection of DeLoitte & Touche, LLP as the company's independent auditor.	For	Issuer	For	With
13	Shareholder Proposal - Adoption of policies on internet censorship	Against	Stockholder	Against	With
14	Shareholder Proposal - Establishment of Board Committee on Human Rights.	Against	Stockholder	Against	With
15	Shareholder Proposal - Disclosure of charitable contributions.	Against	Stockholder	Against	With
2	Election of Director: James I. Cash, Jr.	For	Issuer	For	With
3	Election of Director: Dina Dublon	For	Issuer	For	With
4	Election of Director: William H. Gates III	For	Issuer	For	With
5	Election of Director: Raymond V. Gilmartin	For	Issuer	For	With
6	Election of Director: Reed Hastings	For	Issuer	For	With
7	Election of Director: David F. Marquardt	For	Issuer	For	With
8	Election of Director: Charles H. Noski	For	Issuer	For	With
9	Election of Director: Helmut Panke	For	Issuer	For	With

NATIONAL GRID PLC

Ticker Symbol:NGG	Cusip Number:636274300
Record Date: 6/19/2008	Meeting Date: 7/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the annual report and accounts	For	Issuer	For	With
10	To authorize the directors to issue ordinary shares	For	Issuer	For	With
2	To declare a final dividend	For	Issuer	For	With
3	To re-elect Bob Catell	For	Issuer	For	With
4	To re-elect Tom King	For	Issuer	For	With
5	To re-elect Philip Aiken	For	Issuer	For	With
6	To re-elect John Allan	For	Issuer	For	With
7	To reappoint the auditor, Pricewaterhousecoopers LLP	For	Issuer	For	With
8	To authorize the directors to set the auditor's remuneration	For	Issuer	For	With
9	To approve the directors' remuneration report	For	Issuer	For	With
S11	To disapply pre-emption rights	For	Issuer	For	With
S12	To authorize the company to purchase its own ordinary shares	For	Issuer	For	With
S13	To adopt new articles of association	For	Issuer	For	With

ONVIA, INC.

Ticker Symbol:ONVI	Cusip Number:68338T403
Record Date: 3/18/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend : A vote for election of the following nominees: 1-01: Jeffrey C. Ballow; 02:Robert G. Brown.	For	Issuer	For	With

PET DRX CORPORATION

Ticker Symbol:VETS	Cusip Number:715813101
Record Date: 10/10/2008	Meeting Date: 11/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	BOARD OF DIRECTORS: A vote for election of the following nominees: 01 - Gene Burleson, 02 - Gary A. Brukardt, 03 - Steven T. Johnson, 04 - Richard Johnston, 05 - Joel Kanter, 06 - Richard O. Martin, 07 J. David Reed, and 08 - Zubeen Shroff.	For	Issuer	For	With
2	To Ratify the selection of Singer Lewak Greenbaum & Goldstein, LLP as the company's independent registered public accounting firm for 2008.	For	Issuer	For	With

PHH CORPORATION

Ticker Symbol:PHH	Cusip Number:693320202
Record Date: 6/10/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for all nominees: 01 - Mr. A. B. Krongrad; 02 - Mr. Terence W. Edwards; 03 - Mr. James O. Egan	For	Issuer	For	With
2	To consider and vote upon a proposal to ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With
3	To consider and vote upon a proposal to approve the PHH Corporation Amended and Restated 2005 Equity and Incentive Plan, including (i) an increase in the number of shares authorized for issuance under the plan from 7, 500,000 shares to 12,050,000 shares, and (ii) the material performance goals established under the plan for purposes of compliance with Section 162(m) of the Internal Revenue Code of 1986, as amended.	For	Issuer	For	With
4	To consider and vote upon a proposal to amend the Company's Articles of Amendment and Restatement (as amended) to increase the Company's number of shares of authorized capital stock from 110,000,000 shares to 275,000,000 shares and the authorized number of shares of common stock from 108,910,000 shares to 273,910,000 shares.	For	Issuer	For	With

PLANTRONICS INC

Ticker Symbol:PLT	Cusip Number:727493108
Record Date: 5/25/2005	Meeting Date: 7/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	directors recommend	For	Issuer	N/A	With
2	ratify and approve an increase of 1.3 million shares in common stock issuable under 2003 stock plan	Against	Issuer	For	Against
3	ratify and approve an increase of 200,000 shares in common stock issuable under 2002 employee stock purchase plan	Against	Issuer	For	Against
4	ratify the appointment of pricewaterhouse llp as independent registered public accounting firm of the company for fiscal 2006	For	Issuer	For	With

ROHM AND HAAS

Ticker Symbol:ROH	Cusip Number:775371107
Record Date: 9/25/2008	Meeting Date: 10/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 10, 2008, AMONG ROHM AND HAAS COMPANY (""ROHM AND HAAS""), THE DOW CHEMICAL COMPANY, AND RAMSES ACQUISITION CORP., A DIRECT WHOLLY OWNED SUBSIDIARY OF THE DOW CHEMICAL COMPANY, AS IT MAY BE AMENDED FROM TIME TO TIME, PURSUANT TO WHICH RAMSES ACQUISITION CORP. WILL MERGE WITH AND INTO ROHM AND HAAS (THE ""MERGER"").	For	Issuer	For	With
2	TO CONSIDER AND VOTE ON A PROPOSAL TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO A LATER DATE OR TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT OR POSTPONEMENT TO ADOPT THE MERGER AGREEMENT.	For	Issuer	For	With

STEINER LEISURE LIMITED

Ticker Symbol:STNR	Cusip Number:P8744Y102
Record Date: 4/15/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nominee vote for: 01 - Clive E. Warshaw, 02-David S. Harris	For	Issuer	For	With
2	Approval of 2009 Incentive Plan	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as Independent Auditors for the 2009 Fiscal Year.	For	Issuer	For	With

THE ALLSTATE CORPORATION

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/20/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: 1a: F. Duane Ackerman; 1b: Robert D. Beyer; 1c: W. James Farrell; 1d: Jack M. Greenberg; 1e: Ronald T. LeMay; 1f: H. John Riley, Jr.; 1g: Joshua I. Smith; 1h: Judith A. Sprieser; 1i: Mary Alice Taylor; 1j: Thomas J. Wilson.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as Allstate's independent registered public accountant for 2009.	For	Issuer	For	With
3	Approval of the material terms of the Annual Execttive Incentie Plan.	Against	Issuer	For	Against
4	Approval of the 2009 Equity Incentive Plan	Against	Issuer	For	Against
5	Stockholder proposal seeking the right to call special shareowner meetings.	Against	Stockholder	Against	With
6	Stockholder proposal seeking an advisory resolution to ratify compensation of the named executive officers.	Against	Stockholder	Against	With
7	Stockholder proposal seeking a report on political contributions and payments to trade associations and other tax exempt organizations.	Against	Stockholder	Against	With

VALUE LINE, INC.

Ticker Symbol:VALU	Cusip Number:920437100
Record Date: 8/20/2008	Meeting Date: 8/1/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors-01; H.A. Brecher, 02; E.A. Buttner; 03 - J.B. Buttner; 04-J.Eakman; 05 - D.T. Henigson; 06 - H. Padres; 07-M.N. Ruth; 08 - E. Shanahan.	For	Issuer	For	With

VERSANT CORPORATION

Ticker Symbol:VSNT	Cusip Number:925284309
Record Date: 2/26/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors vote: A vote for election of Uday Bellary; William Henry Delevati; Dr. Herbert May; Jochen Witte; Bernhard Woebker.	For	Issuer	For	With
2	Vote to approve the amendment to the company's 2005 equity incentive plan to increase the number of shares authorized for issuance under the plan by additional 200,000 shares, from 655,685 shares, to a total of 855,685 shares.	For	Issuer	For	Against
3	Vote to approve the amendment to the company's 2005 employee stock purchase plan to increse the number of shares authorized for issuance under the plan by additional 50,000 shares, from 94,743 shares to a total of 144,743 shares.	For	Issuer	For	Against
4	Vote to approve the amendment to the company's 2005 directors stock option plan to increase the number of shares authorized for issuance under the plan by an additional 20,000 shares from 99,000 shares to a total of 119,000 shares.	For	Issuer	For	Against
5	Vote to ratify the appointment of Grant Thornton LLP as the company's independent registered public accounting firm for the fiscal year ending October 31, 2009.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/James W. Denney

* James W. Denney

President and Treasurer

Date: August 27, 2009

*Print the name and title of each signing officer under his or her signature.